FlexDesign® VUL

Issued by ReliaStar Select*Life Variable Account
of
ReliaStar Life Insurance Company

Supplement dated September 21, 2001 to the Prospectus dated May 1, 2001

This supplement updates and replaces certain information contained in your May 1, 2001, Prospectus. Please read it carefully and keep it with your Prospectus for future reference.

The following information updates and replaces "Appendix D" on Pages D-1 and D-2 of the Prospectus.

Appendix D

Monthly Amount Charges Per $1,000 of Face Amount*
For Policies with Policy Dates Before October 1, 2001

	Male		Female		Unisex
Issue Age**	Face Amount Band 1	Face Amount Bands 2-4	Face Amount Band 1	Face Amount Bands 2-4	Face Amount Band 1	Face Amount Bands 2-4
0	$0.045	$0.020	$0.020	$0.006	$0.040	$0.017
1	0.050	0.020	0.025	0.006	0.045	0.017
2	0.055	0.020	0.029	0.006	0.049	0.017
3	0.060	0.020	0.033	0.006	0.054	0.017
4	0.065	0.020	0.037	0.006	0.059	0.017
5	0.070	0.020	0.041	0.006	0.064	0.017
6	0.075	0.023	0.045	0.008	0.069	0.020
7	0.080	0.026	0.050	0.009	0.074	0.022
8	0.085	0.029	0.054	0.011	0.078	0.025
9	0.090	0.032	0.058	0.012	0.083	0.028
10	0.095	0.035	0.062	0.014	0.088	0.030
11	0.100	0.038	0.066	0.015	0.093	0.033
12	0.105	0.041	0.070	0.017	0.098	0.036
13	0.110	0.044	0.075	0.018	0.103	0.038
14	0.115	0.046	0.079	0.020	0.107	0.041
15	0.120	0.046	0.083	0.021	0.112	0.044
16	0.121	0.046	0.084	0.024	0.114	0.046
17	0.123	0.046	0.085	0.027	0.115	0.049
18	0.124	0.046	0.087	0.030	0.117	0.051
19	0.126	0.046	0.088	0.034	0.118	0.054
20	0.127	0.046	0.089	0.037	0.119	0.056
21	0.129	0.048	0.090	0.040	0.121	0.059
22	0.130	0.050	0.092	0.043	0.122	0.061
23	0.132	0.053	0.093	0.046	0.124	0.064
24	0.133	0.056	0.094	0.049	0.125	0.066
25	0.135	0.059	0.095	0.052	0.127	0.069
26	0.143	0.064	0.102	0.059	0.134	0.076
27	0.151	0.068	0.108	0.065	0.142	0.083
28	0.159	0.074	0.114	0.072	0.150	0.090
29	0.167	0.080	0.120	0.078	0.157	0.097
30	0.175	0.086	0.127	0.085	0.165	0.105
31	0.183	0.093	0.133	0.092	0.173	0.112
32	0.191	0.102	0.139	0.098	0.180	0.119
33	0.199	0.111	0.145	0.105	0.188	0.126
34	0.207	0.121	0.152	0.111	0.196	0.133
35	0.215	0.133	0.158	0.118	0.203	0.141
36	0.228	0.146	0.169	0.128	0.216	0.155
37	0.242	0.160	0.180	0.138	0.229	0.169
38	0.255	0.175	0.190	0.148	0.242	0.183
39	0.269	0.192	0.201	0.159	0.255	0.198
40	0.282	0.210	0.212	0.169	0.268	0.212
41	0.296	0.228	0.223	0.179	0.281	0.226
42	0.309	0.248	0.234	0.189	0.294	0.241

*Rates for Face Amount Band 1 rates apply to the initial Face Amount if less than $100,000, and to any increase in face amount less than $100,000. Rates for Face Amount Bands 2-4 apply to the initial Face Amount if $100,000 or larger, and to any increase in face amount of $100,000 or larger.

**Based on the Insured's age on the Policy Date, or on the Effective Date of any increase in face amount, as appropriate.

D-1

Appendix D

Monthly Amount Charges Per $1,000 of Face Amount*
For Policies with Policy Dates Before October 1, 2001

	Male		Female		Unisex
Issue Age**	Face Amount Band 1	Face Amount Bands 2-4	Face Amount Band 1	Face Amount Bands 2-4	Face Amount Band 1	Face Amount Bands 2-4
43	0.323	0.269	0.245	0.199	0.307	0.255
44	0.336	0.284	0.255	0.209	0.320	0.269
45	0.350	0.300	0.266	0.220	0.333	0.284
46	0.375	0.321	0.281	0.236	0.356	0.304
47	0.400	0.343	0.296	0.252	0.380	0.324
48	0.426	0.364	0.311	0.268	0.403	0.345
49	0.451	0.386	0.326	0.284	0.426	0.365
50	0.477	0.407	0.341	0.300	0.450	0.386
51	0.502	0.429	0.356	0.317	0.473	0.406
52	0.527	0.450	0.371	0.333	0.496	0.427
53	0.553	0.472	0.386	0.349	0.520	0.447
54	0.578	0.493	0.401	0.365	0.543	0.467
55	0.604	0.515	0.416	0.381	0.566	0.488
56	0.652	0.556	0.450	0.410	0.611	0.527
57	0.700	0.597	0.483	0.438	0.656	0.565
58	0.747	0.639	0.516	0.467	0.701	0.604
59	0.795	0.680	0.550	0.495	0.746	0.643
60	0.843	0.721	0.583	0.524	0.791	0.682
61	0.891	0.763	0.616	0.552	0.836	0.720
62	0.939	0.804	0.650	0.581	0.881	0.759
63	0.987	0.845	0.683	0.609	0.926	0.798
64	1.035	0.887	0.716	0.638	0.971	0.837
65	1.083	0.928	0.750	0.666	1.016	0.876
66	1.191	1.000	0.816	0.721	1.116	0.944
67	1.300	1.072	0.883	0.775	1.216	1.013
68	1.408	1.144	0.950	0.830	1.316	1.081
69	1.516	1.217	1.016	0.884	1.416	1.150
70	1.625	1.289	1.083	0.939	1.516	1.219
71	1.733	1.361	1.150	0.993	1.616	1.287
72	1.841	1.433	1.216	1.048	1.716	1.356
73	1.950	1.505	1.283	1.102	1.816	1.425
74	2.058	1.577	1.350	1.157	1.916	1.493
75	2.166	1.650	1.416	1.211	2.016	1.562
76	2.283	1.710	1.504	1.257	2.127	1.619
77	2.400	1.770	1.591	1.302	2.238	1.676
78	2.516	1.830	1.679	1.348	2.349	1.733
79	2.633	1.890	1.766	1.393	2.460	1.790
80	2.750	1.950	1.854	1.439	2.570	1.847
81	2.866	2.010	1.941	1.484	2.681	1.904
82	2.983	2.070	2.029	1.530	2.792	1.962
83	3.100	2.130	2.116	1.575	2.903	2.019
84	3.216	2.190	2.204	1.621	3.014	2.076
85	3.333	2.250	2.291	1.666	3.125	2.133

*Rates for Face Amount Band 1 rates apply to the initial Face Amount if less than $100,000, and to any increase in face amount less than $100,000. Rates for Face Amount Bands 2-4 apply to the initial Face Amount if $100,000 or larger, and to any increase in face amount of $100,000 or larger.

**Based on the Insured's age on the Policy Date, or on the Effective Date of any increase in face amount, as appropriate.

D-2

Appendix D

Monthly Amount Charges Per $1,000 of Face Amount*
For Policies with Policy Dates On or After October 1, 2001

	Male		Female		Unisex
Issue Age**	Face Amount Band 1	Face Amount Bands 2-4	Face Amount Band 1	Face Amount Bands 2-4	Face Amount Band 1	Face Amount Bands 2-4
0	0.045	0.018	0.020	0.006	0.040	0.016
1	0.050	0.018	0.025	0.006	0.045	0.016
2	0.055	0.018	0.029	0.006	0.049	0.016
3	0.060	0.018	0.033	0.006	0.054	0.016
4	0.065	0.018	0.037	0.006	0.059	0.016
5	0.070	0.018	0.041	0.006	0.064	0.016
6	0.075	0.021	0.045	0.008	0.069	0.018
7	0.080	0.024	0.050	0.009	0.074	0.021
8	0.085	0.027	0.054	0.010	0.078	0.024
9	0.090	0.029	0.058	0.011	0.083	0.025
10	0.095	0.032	0.062	0.013	0.088	0.028
11	0.100	0.035	0.066	0.014	0.093	0.031
12	0.105	0.038	0.070	0.016	0.098	0.034
13	0.110	0.040	0.075	0.017	0.103	0.035
14	0.115	0.042	0.079	0.019	0.107	0.037
15	0.120	0.042	0.083	0.020	0.112	0.038
16	0.121	0.042	0.084	0.023	0.114	0.038
17	0.123	0.042	0.085	0.026	0.115	0.039
18	0.124	0.042	0.087	0.028	0.117	0.039
19	0.126	0.042	0.088	0.032	0.118	0.040
20	0.127	0.042	0.089	0.035	0.119	0.041
21	0.129	0.044	0.090	0.038	0.121	0.043
22	0.130	0.046	0.092	0.041	0.122	0.045
23	0.132	0.048	0.093	0.043	0.124	0.047
24	0.133	0.051	0.094	0.046	0.125	0.050
25	0.135	0.054	0.095	0.049	0.127	0.053
26	0.143	0.059	0.102	0.056	0.134	0.058
27	0.151	0.062	0.108	0.061	0.142	0.062
28	0.159	0.068	0.114	0.068	0.150	0.068
29	0.167	0.073	0.120	0.074	0.157	0.073
30	0.175	0.079	0.127	0.080	0.165	0.079
31	0.183	0.085	0.133	0.087	0.173	0.085
32	0.191	0.093	0.139	0.093	0.180	0.093
33	0.199	0.102	0.145	0.099	0.188	0.101
34	0.207	0.111	0.152	0.105	0.196	0.110
35	0.215	0.122	0.158	0.112	0.203	0.120
36	0.228	0.134	0.169	0.121	0.216	0.131
37	0.242	0.146	0.180	0.130	0.229	0.143
38	0.255	0.160	0.190	0.140	0.242	0.156
39	0.269	0.176	0.201	0.150	0.255	0.171
40	0.282	0.192	0.212	0.160	0.268	0.186
41	0.296	0.209	0.223	0.169	0.281	0.201
42	0.309	0.227	0.234	0.179	0.294	0.217

*Rates for Face Amount Band 1 rates apply to the initial Face Amount if less than $100,000, and to any increase in face amount less than $100,000. Rates for Face Amount Bands 2-4 apply to the initial Face Amount if $100,000 or larger, and to any increase in face amount of $100,000 or larger.

**Based on the Insured's age on the Policy Date, or on the Effective Date of any increase in face amount, as appropriate.

D-3

Appendix D

Monthly Amount Charges Per $1,000 of Face Amount*
For Policies with Policy Dates On or After October 1, 2001

	Male		Female		Unisex
Issue Age**	Face Amount Band 1	Face Amount Bands 2-4	Face Amount Band 1	Face Amount Bands 2-4	Face Amount Band 1	Face Amount Bands 2-4
43	0.323	0.246	0.245	0.188	0.307	0.234
44	0.336	0.260	0.255	0.198	0.320	0.248
45	0.350	0.275	0.266	0.208	0.333	0.262
46	0.375	0.294	0.281	0.223	0.356	0.280
47	0.400	0.314	0.296	0.238	0.380	0.299
48	0.426	0.333	0.311	0.253	0.403	0.317
49	0.451	0.353	0.326	0.268	0.426	0.336
50	0.477	0.372	0.341	0.284	0.450	0.354
51	0.502	0.393	0.356	0.300	0.473	0.374
52	0.527	0.412	0.371	0.315	0.496	0.393
53	0.553	0.432	0.386	0.330	0.520	0.412
54	0.578	0.451	0.401	0.345	0.543	0.430
55	0.604	0.471	0.416	0.360	0.566	0.449
56	0.652	0.509	0.450	0.387	0.611	0.485
57	0.700	0.546	0.483	0.414	0.656	0.520
58	0.747	0.585	0.516	0.441	0.701	0.556
59	0.795	0.622	0.550	0.468	0.746	0.591
60	0.843	0.660	0.583	0.495	0.791	0.627
61	0.891	0.698	0.616	0.522	0.836	0.663
62	0.939	0.736	0.650	0.549	0.881	0.699
63	0.987	0.773	0.683	0.576	0.926	0.734
64	1.035	0.812	0.716	0.603	0.971	0.770
65	1.083	0.849	0.750	0.629	1.016	0.805
66	1.191	0.915	0.816	0.681	1.116	0.868
67	1.300	0.981	0.883	0.732	1.216	0.931
68	1.408	1.047	0.950	0.784	1.316	0.994
69	1.516	1.114	1.016	0.835	1.416	1.058
70	1.625	1.179	1.083	0.887	1.516	1.121
71	1.733	1.245	1.150	0.938	1.616	1.184
72	1.841	1.311	1.216	0.990	1.716	1.247
73	1.950	1.377	1.283	1.041	1.816	1.310
74	2.058	1.443	1.350	1.093	1.916	1.373
75	2.166	1.510	1.416	1.144	2.016	1.437
76	2.283	1.565	1.504	1.188	2.127	1.490
77	2.400	1.620	1.591	1.230	2.238	1.542
78	2.516	1.674	1.679	1.274	2.349	1.594
79	2.633	1.729	1.766	1.316	2.460	1.646
80	2.750	1.784	1.854	1.360	2.570	1.699
81	2.866	1.839	1.941	1.402	2.681	1.752
82	2.983	1.894	2.029	1.446	2.792	1.804
83	3.100	1.949	2.116	1.488	2.903	1.857
84	3.216	2.004	2.204	1.532	3.014	1.910
85	3.333	2.059	2.291	1.574	3.125	1.962

*Rates for Face Amount Band 1 rates apply to the initial Face Amount if less than $100,000, and to any increase in face amount less than $100,000. Rates for Face Amount Bands 2-4 apply to the initial Face Amount if $100,000 or larger, and to any increase in face amount of $100,000 or larger.

**Based on the Insured's age on the Policy Date, or on the Effective Date of any increase in face amount, as appropriate.

D-4